Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 13,352,432	$ 13,958,627
Distributed participant loans	(41,622)	(30,033)
Balances paid to participants per Form 5500	$ 13,310,810	$ 13,928,594